Document And Entity Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Fractyl Health, Inc.
Entity Central Index Key	0001572616
Entity Emerging Growth Company	true
Entity File Number	001-41942
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3553477
Entity Address, Address Line One	3 Van de Graaff Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	902-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	GUTS
Security Exchange Name	NASDAQ